LEASES (Details 1) - USD ($)	Dec. 31, 2022	Jan. 02, 2022	Dec. 31, 2021
Leases
2023	$ 12,695,360
2024	13,104,192
2025	13,501,012
2026	13,147,855
2027	9,626,575
Thereafter	93,577,837
Total lease payment	155,652,832
Less interest	(69,733,409)
Present value obligation	85,919,423
Short-term liability	(4,293,085)	$ (7,370,890)
Long-term liability	$ 81,626,338	$ 29,884,584